Major Customers and Geographic Information	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Major Customers and Geographic Information

NOTE 11:-	MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	In accordance with Statement of ASC 280, “Segment Reporting”, the Company is organized and operates as one business segment, which develops, manufactures and sells ATE products, avionics equipment and aviation data acquisition and debriefing systems (see also Note 1a).

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Six months ended June 30,
	2017	2016
	Unaudited

Israel	$2,714	$2,904
Asia	3,929	671
North America	3,085	630
Latin America	264	860
Europe	-	123

Total	$9,992	$5,188

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Six months ended June 30,
	2017	2016
	Unaudited
	%

Customer A	6	20
Customer B	3	16
Customer C	10	9
Customer D	24	5
Customer E	12	11
Customer F	17	-
Customer G	2	19